Lease (Supplemental Cash Flow Information Related to Leases, Cash Paid for Amounts Included in Measurement of Lease Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASE [Abstract]
Operating cash flows from operating leases	$ 3,085	$ 3,206